Quarterly Holdings Report
for
Fidelity® Limited Term Government Fund
February 28, 2026
ISG-NPRT1-0426
1.968340.112
Collateralized Mortgage Obligations - 3.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.8%
Fannie Mae Guaranteed REMIC Series 2001-38 Class QF, U.S. 30-Day Avg. SOFR Index + 1.0945%, 4.7617% 8/25/2031 (b)(c)	6,785	6,848
Fannie Mae Guaranteed REMIC Series 2002-49 Class FB, U.S. 30-Day Avg. SOFR Index + 0.7145%, 4.3727% 11/18/2031 (b)(c)	6,733	6,734
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7817% 4/25/2032 (b)(c)	1,360	1,373
Fannie Mae Guaranteed REMIC Series 2002-74 Class FV, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.2317% 11/25/2032 (b)(c)	3,484	3,486
Fannie Mae Guaranteed REMIC Series 2002-75 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7817% 11/25/2032 (b)(c)	2,787	2,812
Fannie Mae Guaranteed REMIC Series 2004-52 Class KZ, 5.5% 7/25/2034	149,342	152,284
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	119,089	113,391
Fannie Mae Guaranteed REMIC Series 2022-13 Class MA, 3% 5/25/2044	442,307	430,670
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	922,548	844,595
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	168,336	160,319
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 9/25/2053 (b)(c)	118,187	119,039
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 6/25/2054 (b)(c)	192,777	194,347
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 9/25/2054 (b)(c)	116,071	116,897
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 2/25/2055 (b)(c)	143,646	145,171
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 9/25/2054 (b)(c)	166,206	167,917
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (b)(c)	110,585	111,504
Fannie Mae Series 2010-15 Class FJ, U.S. 30-Day Avg. SOFR Index + 1.0445%, 4.7117% 6/25/2036 (b)(c)	94,977	96,117
Fannie Mae Series 2010-39 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0345%, 4.7017% 3/25/2036 (b)(c)	70,912	71,772
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2145 Class MZ, 6.5% 4/15/2029	18,243	18,566
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	19,358	20,126
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2448 Class FT, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7727% 3/15/2032 (b)(c)	6,544	6,604
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2526 Class FC, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.1727% 11/15/2032 (b)(c)	6,886	6,883
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2530 Class FE, U.S. 30-Day Avg. SOFR Index + 0.7145%, 4.3727% 2/15/2032 (b)(c)	3,716	3,726
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2711 Class FC, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6727% 2/15/2033 (b)(c)	22,478	22,633
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2770 Class FH, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.1727% 3/15/2034 (b)(c)	26,299	26,248
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class ZG, 5.5% 5/15/2034	119,725	123,192
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	13,070	13,349
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5122 Class TE, 1.5% 6/25/2051	230,423	199,925
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	105,635	96,154
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	89,909	83,497
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	68,181	63,361
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	355,689	331,688
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	327,710	323,867
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	145,106	141,346
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	143,248	138,504
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	186,953	183,093
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (b)(c)	309,848	312,071
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 2/25/2055 (b)(c)	72,821	73,208
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.9172% 10/25/2054 (b)(c)	177,668	179,103
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (b)(c)	174,360	175,824
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.0969% 8/20/2060 (b)(c)(g)	66,669	66,456
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.1769% 12/20/2060 (b)(c)(g)	40,939	40,643
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 12/20/2060 (b)(c)(g)	30,352	30,359
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 2/20/2061 (b)(c)(g)	32,393	32,401
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.2869% 2/20/2061 (b)(c)(g)	36,538	36,541
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 4/20/2061 (b)(c)(g)	24,007	24,014
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 5/20/2061 (b)(c)(g)	30,231	30,238
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 5/20/2061 (b)(c)(g)	26,170	26,176
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.3269% 6/20/2061 (b)(c)(g)	25,893	25,910
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3969% 10/20/2061 (b)(c)(g)	28,248	28,301
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4969% 11/20/2061 (b)(c)(g)	28,206	28,278
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4969% 1/20/2062 (b)(c)(g)	19,746	19,803
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4269% 1/20/2062 (b)(c)(g)	40,494	40,582
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4269% 3/20/2062 (b)(c)(g)	23,590	23,625
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.4469% 5/20/2061 (b)(c)(g)	88	88
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.0769% 5/20/2063 (b)(c)(g)	947	943
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 3.9969% 4/20/2063 (b)(c)(g)	1,346	1,336
Ginnie Mae Mortgage pass-thru certificates Series 2015-H30 Class HA, 1.75% 9/20/2062 (c)(g)	10,028	9,792
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 3.98% 5/20/2066 (b)(c)(g)	36,762	36,800
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.1969% 12/20/2062 (b)(c)(g)	2,853	2,848
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	22,154	20,763
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 3.83% 8/20/2066 (b)(c)(g)	48,228	48,175
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (g)	341,461	335,348
Ginnie Mae REMIC pass-thru certificates Series 2007-59 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2817% 7/20/2037 (b)(c)	19,705	19,755
Ginnie Mae REMIC pass-thru certificates Series 2008-2 Class FD, CME Term SOFR 1 month Index + 0.5945%, 4.2617% 1/20/2038 (b)(c)	5,216	5,224
Ginnie Mae REMIC pass-thru certificates Series 2008-73 Class FA, CME Term SOFR 1 month Index + 0.9745%, 4.6417% 8/20/2038 (b)(c)	39,506	40,136
Ginnie Mae REMIC pass-thru certificates Series 2008-83 Class FB, CME Term SOFR 1 month Index + 1.0145%, 4.6817% 9/20/2038 (b)(c)	29,861	30,372
Ginnie Mae REMIC pass-thru certificates Series 2009-108 Class CF, CME Term SOFR 1 month Index + 0.7145%, 4.3741% 11/16/2039 (b)(c)	28,125	28,263
Ginnie Mae REMIC pass-thru certificates Series 2009-116 Class KF, CME Term SOFR 1 month Index + 0.6445%, 4.3041% 12/16/2039 (b)(c)	15,197	15,246
Ginnie Mae REMIC pass-thru certificates Series 2011-68 Class EC, 3.5% 4/20/2041	53,616	53,272
TOTAL UNITED STATES		6,389,932
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,091,373)		6,389,932

Commercial Mortgage Securities - 9.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 9.6%
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K055 Class A2, 2.673% 3/25/2026	265,594	264,890
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	811,681	806,959
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	1,200,000	1,191,945
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (c)	282,905	281,387
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K060 Class A2, 3.3% 10/25/2026	500,000	497,486
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K061 Class A2, 3.347% 11/25/2026	4,648,722	4,626,964
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K062 Class A2, 3.413% 12/25/2026	396,267	394,507
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	397,315	395,630
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K065 Class A2, 3.243% 4/25/2027	900,000	894,452
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K067 Class A2, 3.194% 7/25/2027	200,000	198,512
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	300,000	297,752
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	435,699	434,020
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K736 Class A2, 2.282% 7/25/2026	957,319	951,692
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K737 Class A2, 2.525% 10/25/2026	3,000,000	2,975,605
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.2292% 4/25/2029 (b)(c)	1,198,300	1,198,994
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.2092% 6/25/2030 (b)(c)	600,000	599,765
TOTAL UNITED STATES		16,010,560
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $15,971,858)		16,010,560

U.S. Government Agency - Mortgage Securities - 4.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.2%
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.365%, 6.095% 10/1/2035 (b)(c)	2,049	2,105
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 5.96% 1/1/2035 (b)(c)	675	696
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (b)(c)	401	410
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (b)(c)	275	283
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.44% 3/1/2037 (b)(c)	3,557	3,690
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.5657%, 6.068% 2/1/2044 (b)(c)	5,225	5,437
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.5773%, 6.12% 2/1/2044 (b)(c)	1,471	1,531
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 5.848% 1/1/2044 (b)(c)	5,032	5,239
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 6.455% 4/1/2044 (b)(c)	3,807	3,958
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6337%, 6.373% 4/1/2044 (b)(c)	6,397	6,668
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6669%, 6.391% 11/1/2036 (b)(c)	2,620	2,711
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6731%, 6.22% 3/1/2033 (b)(c)	1,494	1,540
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6834%, 6.511% 5/1/2036 (b)(c)	493	511
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6917%, 5.974% 2/1/2037 (b)(c)	9,161	9,510
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.279% 7/1/2035 (b)(c)	449	463
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.07% 1/1/2042 (b)(c)	11,542	12,121
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.593% 2/1/2042 (b)(c)	5,097	5,353
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.854%, 6.753% 4/1/2036 (b)(c)	7,190	7,476
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.89%, 6.246% 8/1/2035 (b)(c)	3,987	4,105
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.137%, 6.164% 7/1/2036 (b)(c)	3,606	3,706
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (b)(c)	581	600
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.275%, 6.379% 10/1/2033 (b)(c)	874	902
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.585% 12/1/2032 (b)(c)	25,744	26,536
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	25,194	24,809
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2040	159,925	153,659
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	20,081	18,403
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2041	58,490	55,631
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	224,535	222,156
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	203,931	201,898
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	243,899	241,315
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	130,881	133,118
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052 (e)	78,889	80,287
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 5.76% 2/1/2033 (b)(c)	305	311
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.785% 3/1/2035 (b)(c)	766	786
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.907% 12/1/2034 (b)(c)	860	882
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.545%, 6.045% 4/1/2033 (b)(c)	9,329	9,537
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.066% 10/1/2033 (b)(c)	662	677
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.744% 7/1/2035 (b)(c)	462	474
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2034	6,197	6,491
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2035	11,688	12,327
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2034	8,552	8,999
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	16,590	17,421
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	26,262	27,638
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (d)(e)	247,607	258,569
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	191,177	199,401
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	142,052	148,840
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	184,422	192,587
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2034	10,882	11,431
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	2,112	2,212
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	19,706	20,712
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	6,126	6,414
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	1,413	1,479
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	2,434	2,562
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	17,862	18,754
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	14,126	14,831
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	3,440	3,619
Freddie Mac Gold Pool 3% 10/1/2049	5,876	5,385
Freddie Mac Gold Pool 3% 3/1/2050	10,600	9,688
Freddie Mac Gold Pool 3% 3/1/2052	104,941	95,419
Freddie Mac Gold Pool 3% 4/1/2050	10,674	9,756
Freddie Mac Gold Pool 3.5% 7/1/2032	62,995	62,593
Freddie Mac Gold Pool 5% 9/1/2035	341	351
Freddie Mac Gold Pool 5.5% 9/1/2052 (e)	349,826	361,147
Freddie Mac Gold Pool 6% 12/1/2052	115,697	120,927
Freddie Mac Gold Pool 6.5% 10/1/2053 (d)	148,263	156,635
Freddie Mac Gold Pool 6.5% 10/1/2053 (d)	146,633	155,142
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.436% 9/1/2041 (b)(c)	11,756	12,340
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.38% 10/1/2041 (b)(c)	25,850	27,147
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.939%, 6.607% 10/1/2042 (b)(c)	6,117	6,423
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (b)(c)	63	65
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (b)(c)	3,320	3,463
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.095% 6/1/2033 (b)(c)	7,131	7,307
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.23%, 6.48% 4/1/2034 (b)(c)	15,147	15,605
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.548%, 6.548% 7/1/2035 (b)(c)	5,802	6,015
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.915% 7/1/2035 (b)(c)	7,320	7,518
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.178% 10/1/2036 (b)(c)	4,378	4,496
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.994%, 6.307% 10/1/2035 (b)(c)	5,515	5,688
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.01%, 6.51% 5/1/2037 (b)(c)	1,292	1,344
Ginnie Mae I Pool 5.47% 8/20/2059 (c)(g)	100	100
Ginnie Mae I Pool 6% 6/15/2036	79,009	83,175
Ginnie Mae II Pool 3.5% 2/20/2050	7,218	6,893
Ginnie Mae II Pool 6% 3/1/2056 (f)	2,425,000	2,474,192
Ginnie Mae II Pool 6% 4/1/2056 (f)	1,050,000	1,070,561
TOTAL UNITED STATES		6,913,156
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $6,884,792)		6,913,156

U.S. Government Agency Obligations - 3.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.1%
Financials - 3.1%
Financial Services - 3.1%
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.79% 6/12/2028 (b)(c)	2,480,000	2,479,975
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.165%, 3.835% 1/19/2029 (b)(c)	2,660,000	2,659,956

TOTAL UNITED STATES		5,139,931
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,140,000)		5,139,931

U.S. Treasury Obligations - 79.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.85	120,000	121,130
US Treasury Bonds 4.625% 11/15/2055	4.69	210,000	209,639
US Treasury Bonds 4.625% 2/15/2055	4.74 to 4.83	650,000	648,274
US Treasury Bonds 5% 5/15/2045	4.55	40,000	42,284
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.60 to 2.67	513,475	506,301
US Treasury Notes 1.125% 10/31/2026	1.22	800,000	786,824
US Treasury Notes 1.25% 12/31/2026	1.26	7,119,000	6,985,441
US Treasury Notes 1.5% 1/31/2027	1.67	1,144,000	1,123,024
US Treasury Notes 1.625% 9/30/2026	1.57 to 1.68	552,000	545,635
US Treasury Notes 2.5% 3/31/2027	2.86	14,200,000	14,050,234
US Treasury Notes 2.75% 7/31/2027	2.71 to 4.41	6,310,000	6,249,365
US Treasury Notes 3.5% 1/15/2029	3.66	3,920,000	3,931,944
US Treasury Notes 3.5% 10/31/2027	3.58	6,550,000	6,557,420
US Treasury Notes 3.5% 2/15/2029	3.47	1,170,000	1,173,656
US Treasury Notes 3.5% 9/30/2026	4.03	1,280,000	1,278,863
US Treasury Notes 3.5% 9/30/2029	3.56 to 4.30	11,130,000	11,153,912
US Treasury Notes 3.625% 3/31/2028	3.60	2,250,000	2,260,459
US Treasury Notes 3.625% 5/31/2028	4.00	2,400,000	2,412,094
US Treasury Notes 3.75% 11/30/2032	3.95	670,000	671,806
US Treasury Notes 3.875% 11/30/2027	3.74 to 3.99	4,110,000	4,141,788
US Treasury Notes 3.875% 12/31/2027	3.49 to 4.03	10,479,000	10,564,250
US Treasury Notes 3.875% 12/31/2032	3.95	270,000	272,657
US Treasury Notes 3.875% 3/15/2028	3.88 to 3.98	2,550,000	2,574,305
US Treasury Notes 4% 1/15/2027	4.14	1,050,000	1,054,061
US Treasury Notes 4% 1/31/2031	3.89 to 3.96	380,000	387,986
US Treasury Notes 4% 10/31/2029	3.89 to 3.94	2,320,000	2,364,044
US Treasury Notes 4% 11/15/2035	4.24	190,000	190,682
US Treasury Notes 4% 2/29/2028	4.17 to 4.20	3,140,000	3,176,184
US Treasury Notes 4% 5/31/2030	3.96 to 3.97	1,100,000	1,122,430
US Treasury Notes 4% 7/31/2029	3.67 to 3.83	780,000	794,510
US Treasury Notes 4.125% 10/31/2026	4.15	11,930,000	11,967,188
US Treasury Notes 4.125% 10/31/2029	4.08	1,180,000	1,207,472
US Treasury Notes 4.125% 2/15/2027	4.39 to 4.49	8,140,000	8,183,943
US Treasury Notes 4.125% 2/15/2036	3.97	1,060,000	1,074,078
US Treasury Notes 4.125% 3/31/2029	4.22	530,000	541,138
US Treasury Notes 4.125% 3/31/2031	4.71	270,000	277,246
US Treasury Notes 4.125% 3/31/2032	4.08 to 4.09	1,460,000	1,498,382
US Treasury Notes 4.25% 2/28/2031	4.36	450,000	464,625
US Treasury Notes 4.25% 6/30/2029	3.97 to 4.12	5,430,000	5,571,265
US Treasury Notes 4.375% 11/30/2030	4.05 to 4.36	829,000	859,828
US Treasury Notes 4.375% 12/15/2026	4.43	150,000	150,938
US Treasury Notes 4.75% 2/15/2045	4.89 to 4.95	960,000	984,000
US Treasury Notes 4.875% 10/31/2028	4.52 to 4.84	10,612,000	11,009,121
TOTAL U.S. TREASURY OBLIGATIONS (Cost $130,040,599)			131,140,426

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $3,652,266)	3.70	3,651,537	3,652,267

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.8% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	440,000	3,898
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.146% and receive annually a floating rate based on US SOFR Index, expiring August 2035	7/2030	490,000	13,000
Option on an interest rate swap with Citibank NA to receive annually a floating rate based on the US SOFR Index and pay annually a fixed rate of 3.694%, expiring December 2033	12/2028	4,300,000	101,238

TOTAL PUT SWAPTIONS			118,136
Call Swaptions - 0.1%
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.146% and pay anually a floating rate based on US SOFR Index, expiring August 2035	7/2030	490,000	19,470
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.8% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	440,000	12,758
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.694% and pay annually a floating rate based on the US SOFR Index, expiring December 2033	12/2028	4,300,000	126,327

TOTAL CALL SWAPTIONS			158,555
TOTAL PURCHASED SWAPTIONS (Cost $410,671)			276,691

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $168,191,559)	169,522,963
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(3,547,415)
NET ASSETS - 100.0%	165,975,548

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 6% 3/1/2056	(1,675,000)	(1,708,978)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(1,708,978)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,707,031)		(1,708,978)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	9	6/2026	1,024,031	7,928
CBOT 2Y US Treasury Notes Contracts (United States)	191	6/2026	39,963,766	50,924
CBOT 5Y US Treasury Notes Contracts (United States)	109	6/2026	12,002,773	71,159
CBOT US Treasury Ultra Bond Contracts (United States)	5	6/2026	607,813	5,121

TOTAL FUTURES CONTRACTS				135,132
The notional amount of long futures as a percentage of Net Assets is 32.3%.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2028	7,710,000	(16,371)	0	(16,371)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2029	8,223,000	(50,105)	0	(50,105)
TOTAL INTEREST RATE SWAPS							(66,476)	0	(66,476)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $316,797.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $523,739.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	12,160,100	9,755,409	18,263,468	74,926	226	-	3,652,267	3,651,537	0.0%
Fidelity Securities Lending Cash Central Fund	-	327,776	327,761	23	(15)	-	-	-	0.0%
Total	12,160,100	10,083,185	18,591,229	74,949	211	-	3,652,267

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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